Note 15 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maximum Capacity	$ 400,000	$ 400,000
Carrying value	24,286	162,911
Facility A [Member]
Maximum Capacity	125,000	125,000
Carrying value	1,924
Facility B [Member]
Maximum Capacity	125,000	125,000
Carrying value	7,619	49,860
Facility C [Member]
Maximum Capacity	150,000	$ 150,000
Carrying value	$ 14,743